Principal accountants' fees and services - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Ernst & Young
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	€ 14.0	€ 16.6
Services other than statutory audit	1.6	5.0
Audit-related services	0.9	4.0
Tax	0.0	0.0
Other	0.7	1.0
Total	€ 15.6	€ 21.6
Statutory audit of separate and consolidated financial statements	90.00%	77.00%
Services other than statutory audit	10.00%	23.00%
Auditor's remuneration, total percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 7.2	€ 8.1
Audit-related services charged to the parent company and its French subsidiaries	0.8	3.9
PricewaterhouseCoopers
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	14.6	16.8
Services other than statutory audit	0.2	1.0
Audit-related services	0.2	0.7
Tax	0.0	0.0
Other	0.0	0.3
Total	€ 14.8	€ 17.8
Statutory audit of separate and consolidated financial statements	99.00%	94.00%
Services other than statutory audit	1.00%	6.00%
Auditor's remuneration, total percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 7.3	€ 7.7
Audit-related services charged to the parent company and its French subsidiaries	€ 0.1	€ 0.7